Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Our Chairman and Chief Executive Officer, Mr. Emanuele Lauro, is a member of the Lolli-Ghetti family, which in 2009 founded Scorpio Tankers Inc. (NYSE: “STNG”), or Scorpio Tankers, a large international shipping company engaged in seaborne transportation of refined petroleum products, of which Mr. Lauro is currently the Chairman and Chief Executive Officer. The Lolli-Ghetti family also owns and controls the Scorpio Group, which includes Scorpio Ship Management S.A.M., or SSM, which provides us with vessel technical management services, Scorpio Commercial Management S.A.M., or SCM, which provides us with vessel commercial management services, Scorpio Services Holding Limited, or SSH, which provides us and other related entities with administrative services and services related to the acquisition of vessels and Scorpio UK Limited, or SUK. Our Co-Founder, President and Director, Mr. Robert Bugbee is also the President and a Director of Scorpio Tankers, has a senior management position at the Scorpio Group. SSM and SCM also provide technical and commercial management services to Scorpio Tankers as well as unaffiliated vessel owners.

We entered into an Administrative Services Agreement with SSH, a party related to us, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. Under the terms of this agreement, we reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. We have begun incurring costs to SSH which will increase as the vessels in our Newbuilding Program are delivered to us.

Pursuant to the Administrative Services Agreement, we will reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above and a pro-rata portion of the salary incurred by SSH for an internal auditor. We will also pay SSH a fee for arranging vessel acquisitions, including newbuildings, payable in shares of our common stock. The number of shares to be issued was 31,250 shares for each of the first 17 vessels ordered under our Newbuilding Program. For the remaining newbuildings ordered, the number of shares for each vessel ordered was determined by dividing $250,000 by the market value of our common shares based on the volume weighted average price of our common shares over the 30 trading day period immediately preceding the contract date of a definitive agreement to acquire any vessel. For the 80 vessels in our Newbuilding Program, an aggregate of 2,168,741 shares will be issued to SSH, ranging from 25,497 shares to 31,250 shares for each vessel. These shares will be issued to SSH upon the delivery of each vessel. Of this total, we issued 52,394 shares of our common stock to SSH for the two vessels delivered to us in 2014. In addition, SSH has agreed with us not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. This agreement may be terminated by SSH after the third anniversary of our initial public offering upon 12 months’ notice or by us with 24 months’ notice.

During July 2013, we issued and sold 1,250,000 common shares to SSH for $10,000 as part of a series of Norwegian private transactions exempt from registration under the Securities Act. These common shares were subject to a contractual lock-up until July 2014. During November 2014, we issued and sold 4,000,000 shares to SSH for $15,000 as part of a private placement transaction.

Our vessels are commercially managed by Scorpio Commercial Management S.A.M. (“SCM”) and technically managed by SSM pursuant to a Master Agreement, which may be terminated by either party upon 24 months’ notice. SCM and SSM are companies affiliated with us. In addition, our Co-founder, Chairman and Chief Executive Officer, Emanuele Lauro, is a member of the Lolli-Ghetti family, which owns and controls SCM, our commercial manager, and SSM, our technical manager. We expect that additional vessels that we may acquire in the future will also be managed under the Master Agreement or on substantially similar terms.

SCM’s services include securing employment for our vessels in the spot market and on time charters. SCM also manages the Scorpio Group Pools (spot market-oriented vessel pools) which include Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool and will manage the Scorpio Capesize Pool in which we expect our Newbuilding Program will be employed and in which our owned and time chartered-in vessels are employed.

Transactions with entities controlled by the Lolli-Ghetti family and with Scorpio Tankers (herein referred to as related party affiliates) in the consolidated statement of operations and balance sheet are as follows:

For the year ended December 31, 2014 and 2013,we had the following balances with related parties, which have been included in the consolidated statement of operations:

	For the year ended December 31,
	2014	2013
Vessel revenue
Scorpio Kamsarmax Pool (1)	$34,986	$—
Scorpio Ultramax Pool (1)	10,196	—
SCM (2)	31	—
Total vessel revenue	$45,213	$—
Vessel operating cost:
SSM (3)	$122	$—
General and administrative expense:
SCM (2)	148	—
SSM (3)	51	—
SSH (4)	56	—
SUK (5)	717	—
Total general and administrative expense	$972	$—

At December 31, 2014 and 2013, we had the following balances with related parties, which have been included in the consolidated balance sheets:

	As of	For the period from March 20, 2013 (date of inception) to
	December 31, 2014	December 31, 2013
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool (1)	$8,482	$—
Scorpio Ultramax Pool (1)	2,460	—
Scorpio Tankers(6)	31,277	—
SSM (3)	154	—
Total due from related parties-current	$42,373	$—

Due from related parties non-current:
Scorpio Kamsarmax Pool (1)	$3,272	$—
Scorpio Ultramax Pool (1)	2,033	—
Total due from related parties non-current	$5,305	$—
Liabilities
Due to related parties-current:
SUK (5)	$44	$—
SSM (3)	1,131	—
SSH (4)	56	—
Total due from related parties-current	$1,231	$—

(1)
During the year ended December 31, 2014, we earned $34,986 from chartering our owned and chartered-in vessels to the Scorpio Kamsarmax Pool and $10,196 from chartering our chartered-in vessels to the Scorpio Ultramax Pool. As of December 31, 2014, we have balances due from these charterers (primarily consisting of working capital, undistributed earnings and reimbursable costs) which have been classified as current assets of $8,482 and $2,460 from the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool, respectively. As of December 31, 2014, there were non-current balances due from these charterers which relate to working capital retained by the pools for member vessels that do not have provisions to exit the pool in the next 12 months of $3,272 and $2,033 for the Scorpio Kamsarmax Pool and Scorpio Ultramax pool, respectively.

The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were significant customers for the year ended December 31, 2014, accounting 71.4% and 20.8% of our total vessel revenue, respectively.

(2)
For commercial management of any of our vessels that does not operate in one of these pools, we will pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture. Effective November 20, 2014, SCM has agreed to reduce the 1.75% commission to 1.00% until the first day when the closing price of the Company’s common stock is not less than $9.75 per share, adjusted to include all authorized dividends paid on the Company’s share capital, at which time the commission will revert to 1.75%. The Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool participants, including us and third-party owners of similar vessels, pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. During the year ended December 31, 2014, we recorded $31 of vessel revenue relating to SCM, consisting of: (a) a $100 reduction in commissions charged to the Scorpio Group Pools pursuant to the decrease of commission SCM receives on gross freight from 1.75% to 1.00% effective November 20, 2014. SCM has agreed to refund to the Company $100 as a result of this reduced commission; partially offset by (b) $69 of commissions on the gross revenue of certain vessels time chartered-in for which their initial voyage took place before being admitted to the Scorpio Group Pools. In addition, the Company incurred $148 of general and administrative expenses to SCM consisting of a fee of $300 per vessel day for the periods in which our time chartered-in vessels were not operating in one of the pools and for fees charged to four time chartered-in vessels which were returned to their owners.

(3)
SSM’s services include providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. We pay SSM an annual fee of $200,000 per vessel to provide technical management services for each of our vessels upon delivery. For the year ended December 31, 2014, we incurred a cost to SSM for technical support, which is a component of vessel operating costs, of $122, none of which is unpaid at December 31, 2014. For the year ended December 31, 2014, we incurred $51 of rent allocated from SSM. In addition, representatives of SSM, including certain subcontractors, provide us with construction supervisory services while our vessels are being constructed in shipyards. For these services, we will compensate SSM for its direct expenses, which can vary between $200,000 and $500,000 per vessel. In connection with supervision of 67 of the vessels in our Newbuilding Program, as of December 31, 2014, we incurred a cost to SSM of $29,000 per vessel. Of this aggregate cost of $1,943, $1,131 is unpaid as of December 31, 2014. We also advanced to SSM $154 as of December 31, 2014, relating to equipment to be placed on board certain of the Vessels under construction.

(4)
We incur a fee to SSH of $300 per day for each owned vessel, which is included in general and administrative expenses, which aggregated $56 for the year ended December 31, 2014. As of December 31, 2014 this amount was unpaid.

(5)
For the year December 31, 2014, SUK charged us $717 for allocated salaries of certain SUK employees relating to the services such employees performed for the Company, of which $44 was unpaid as of December 31, 2014.

(6)
In December 31, 2014, we agreed to sell four LR2 tankers to Scorpio Tankers and granted Scorpio Tankers an option to purchase two additional LR2 tankers (see Note 7). Pursuant to this, we paid Scorpio Tankers $31,277 as a security deposit relating to estimated costs we would incur to the shipyard for converting the vessels from Capesize contracts to LR2 contracts and scheduled installments on vessels expected to occur prior to the closing date of the sale. This deposit is reimbursable to us upon closing.